Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 8,171	$ 6,179
Fair value of borrowings outstanding	$ 8,259	6,179
Borrowings term	5 years
Subordinated debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 8,171	6,179
Interest expense on subordinated debt	$ 242	223
Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate	6.30%
Borrowings outstanding	$ 150	150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%
Borrowings outstanding	$ 399	399
Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	2.58%
Borrowings outstanding	$ 999	998
Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate	2.06%
Borrowings outstanding	$ 747	747
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Interest rate	2.46%
Borrowings outstanding	$ 499	499
Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Interest rate	2.80%
Borrowings outstanding	$ 998	997
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Borrowings outstanding	$ 498	498
Subordinated Debt Issued August 10, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate	4.78%
Borrowings outstanding	$ 648	648
Sun Life Financial Inc. Subordinated Debt Issued July 4, 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Borrowings outstanding	$ 498	497
Sun Life Financial Inc. Subordinated Debt Issued May 15, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	5.12%
Borrowings outstanding	$ 747	746
Sun Life Financial Inc. Subordinated Debt Issued September 11, 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	4.14%
Borrowings outstanding	$ 994	0
Sun Life Financial Inc. Subordinated Debt Issued December 3, 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	4.56%
Borrowings outstanding	$ 994	$ 0
Government of Canada Bond Yield | Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.16%
Government of Canada Bond Yield | Before earliest par call or redemption date | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.25%
Government of Canada Bond Yield | Before earliest par call or redemption date | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.515%
Government of Canada Bond Yield | Before earliest par call or redemption date | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.38%
Government of Canada Bond Yield | Before earliest par call or redemption date | Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.285%
Government of Canada Bond Yield | Before earliest par call or redemption date | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.335%
Government of Canada Bond Yield | Before earliest par call or redemption date | Sun Life Financial Inc. Subordinated Debt Issued September 11, 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.285%
Government of Canada Bond Yield | Before earliest par call or redemption date | Sun Life Financial Inc. Subordinated Debt Issued December 3, 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.325%
Government of Canada Bond Yield | Before earliest par call or redemption date | Sun Life Financial Inc. Subordinated Debt Issued August 10, 2027 and August 10, 2029
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.52%
Government of Canada Bond Yield | Before earliest par call or redemption date | Sun Life Financial Inc. Subordinated Debt Issued July 4, 2028 and July 4, 2030
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.525%
Government of Canada Bond Yield | Before earliest par call or redemption date | Sun Life Financial Inc. Subordinated Debt Issued May 15, 2029 and May 15, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.355%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.66%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.03%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.69%
Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.91%
Canadian Dollar Offered Rate (CDOR) | After earliest par call or redemption date | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.00%
Canadian Dollar Offered Rate (CDOR) | After earliest par call or redemption date | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.44%
Canada Overnight Repo Rate Average (CORRA) | Subordinated Debt Issued August 10, 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.96%
Canada Overnight Repo Rate Average (CORRA) | Sun Life Financial Inc. Subordinated Debt Issued July 4, 2023
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.93%
Canada Overnight Repo Rate Average (CORRA) | Sun Life Financial Inc. Subordinated Debt Issued May 15, 2024
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.46%
Canada Overnight Repo Rate Average (CORRA) | Sun Life Financial Inc. Subordinated Debt Issued September 11, 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.42%
Canada Overnight Repo Rate Average (CORRA) | Sun Life Financial Inc. Subordinated Debt Issued December 3, 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.57%